SHAREHOLDERS' EQUITY - Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Aug. 20, 2025 USD ($) $ / shares	Nov. 14, 2023 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
SHAREHOLDERS' EQUITY
Dividend amount			¥ 556,410	$ 0.0
Special Dividends 2023
SHAREHOLDERS' EQUITY
Dividend amount | $		$ 79.2
Dividend declared date		Nov. 14, 2023
Dividend payable date		2023-12
Ordinary Dividends 2025
SHAREHOLDERS' EQUITY
Dividend amount | $	$ 77.9
Dividend declared date	Aug. 20, 2025
Dividend payable date	2025-10
ADS | Special Dividends 2023
SHAREHOLDERS' EQUITY
Dividend per share		$ 0.18
ADS | Ordinary Dividends 2025
SHAREHOLDERS' EQUITY
Dividend per share	$ 0.168
Ordinary share | Special Dividends 2023
SHAREHOLDERS' EQUITY
Dividend per share		$ 0.09
Ordinary share | Ordinary Dividends 2025
SHAREHOLDERS' EQUITY
Dividend per share	$ 0.084